                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager:

Name:                             United Fire & Casualty Company
Address:                          118 Second Ave., S.E.
                                  Cedar Rapids, IA 52407

Form 13F File Number:             28-6427

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:                             Dianne M. Lyons
Title:                            Controller
Phone:                            319-399-5723

Signature, Place and Date of Signing:

/s/ Dianne M. Lyons                Cedar Rapids            IA 03-28-02

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0

Form 13F Information Table Entry Total:                       93

Form 13F Information Table Value Total:                $ 110,408(in thousands)

List of Other Included Managers:                           NONE

 FORM 13F INFORMATION TABLE

                                                            VALUE    SHARES/  SH/  PUT/  INVESTMNT   OTHER      --VOTING AUTHORITY--
     NAME OF ISSUER          TITLE OF CLASS     CUSIP     (x $1000)  PRN AMT  PRN  CALL   DSCRETN   MANAGERS   SOLE    SHARED   NONE
     --------------          --------------  -----------  ---------  -------  ---  ----  ---------  --------  -------  -------  ----
 AOL Time Warner Inc             Common      00184a-10-5  $   234      7,300   SH         Defined               7,300
 Abbott Laboratories             Common      002824-10-0    6,690    120,000   SH         Sole                120,000
 Alliant Energy Corporation      Common      018802-10-8      607     20,000   SH         Sole                 20,000
 Alliant Energy Corporation      Common      018802-10-8      978     32,200   SH         Sole                 32,200
 ALLTEL Corporation              Common      020039-10-3      155      2,518   SH         Sole                  2,518
 American Express Co             Common      025816-10-9      292      8,175   SH         Defined               8,175
 American Strategic Inc
  Port II                        Common      030099-10-5      328     25,420   SH         Sole                 25,420
 Anheuser-Busch Companies Inc    Common      035229-10-3      181      4,000   SH         Sole                  4,000
 Applied Materials Inc           Common      038222-10-5      307      7,650   SH         Defined               7,650
 Automatic Data Processing       Common      053015-10-3      300      5,100   SH         Defined               5,100
 BCE Inc                         Common      05534B-10-9      369     16,200   SH         Sole                 16,200
 BRE Properties Inc              Common      05564E-10-6      557     18,000   SH         Sole                 18,000
 Bank of America Corporation     Common      060505-10-4    4,092     65,000   SH         Sole                 65,000
 Bank One Corporation            Common      06423A-10-3    1,708     43,740   SH         Sole                 43,740
 Bell South Corporation          Common      079860-10-2      610     16,000   SH         Sole                 16,000
 Bemis Company Inc               Common      081437-10-5      428      8,700   SH         Sole                  8,700
 Boeing Company                  Common      097023-10-5      194      5,000   SH         Sole                  5,000
 Boeing Company                  Common      097023-10-5    1,163     30,000   SH         Sole                 30,000
 Bristol Myers Squibb            Common      110122-10-8      214      4,200   SH         Defined               4,200
 Burlington Northern Santa Fe    Common      12189T-10-4      461     16,158   SH         Sole                 16,158
 Burlington Resources Inc        Common      122014-10-3      262      6,972   SH         Sole                  6,972
 CVS Corp Delaware               Common      126650-10-0      209      7,050   SH         Defined               7,050
 Cincinnati Financial Corp       Common      172062-10-1   11,365    297,909   SH         Sole                297,909
 Citigroup Inc                   Common      172967-10-1      299      5,916   SH         Defined               5,916
 Compaq Computer Corp            Common      204493-10-0       60      6,150   SH         Defined               6,150
 Cummins Inc                     Common      231021-10-6      561     14,545   SH         Sole                 14,545
 Cummins Inc                     Common      231021-10-6      193      5,000   SH         Sole                  5,000
 Dow Chemical Company            Common      260543-10-3   2,027      60,000   SH         Sole                 60,000
 Duke Energy Corporation         Common      264399-10-6   3,141      80,000   SH         Sole                 80,000
 EMC Corp MA                     Common      268648-10-2     236      17,550   SH         Defined              17,550
 Eastman Chemical Company        Common      277432-10-0     195       5,000   SH         Sole                  5,000
 Eastman Kodak Company           Common      277461-10-9     589      20,000   SH         Sole                 20,000
 Electronic Data Sys             Common      285661-10-4     278       4,050   SH         Defined               4,050
 Emerson Electric Co             Common      291011-10-4     360       6,300   SH         Sole                  6,300
 Exxon Mobil Corporation         Common      30231G-10-2   1,572      40,000   SH         Sole                 40,000
 Exxon Mobil Corp                Common      30231G-10-2     223       5,675   SH         Defined               5,675
 Fannie Mae                      Common      313586-10-9     266       3,350   SH         Defined               3,350
 Federal Signal Corporation      Common      313855-10-8   1,667      74,864   SH         Sole                 74,864
 Ford Motor Company              Common      345370-86-0     314      20,000   SH         Sole                 20,000
 Arthur J Gallagher & Co         Common      363576-10-9     356      10,321   SH         Sole                 10,321
 General Electric Company        Common      369604-10-3   7,214     180,000   SH         Sole                180,000
 General Elec Co                 Common      369604-10-3     299       7,450   SH         Defined               7,450
 H J Heinz Company               Common      423074-10-3   1,850      45,000   SH         Sole                 45,000
 Honeywell International Inc     Common      438516-10-6     846      25,000   SH         Sole                 25,000
 Intel Corp                      Common      458140-10-0     335      10,650   SH         Defined              10,650
 J P Morgan Chase & Co           Common      46625h-10-0     249       6,850   SH         Defined               6,850
 Johnson & Johnson               Common      478160-10-4     349       5,900   SH         Defined               5,900
 Lucent Technologies             Common      549463-10-7      18       2,900   SH         Defined               2,900
 Merck & Co Inc                  Common      589331-10-7     235       4,000   SH         Defined               4,000
 Merrill Lynch & Co Inc          Common      590188-10-8     306       5,875   SH         Defined               5,875
 Motorola Inc                    Common      620076-10-9     901      60,000   SH         Sole                 60,000
 Newell Rubbermaid Inc           Common      651229-10-6     435      15,766   SH         Sole                 15,766
 Nicor Inc                       Common      654086-10-7     833      20,000   SH         Sole                 20,000
 Nortel Networks Corporation     Common      656568-10-2     190      25,440   SH         Sole                 25,440
 Ohio Casualty Corporation       Common      677240-10-3     161      10,000   SH         Sole                 10,000
 Old Republic
  International Cor              Common      680223-10-4   2,610      93,168   SH         Sole                 93,168
 PPG Industries                  Common      693506-10-7     207       4,000   SH         Sole                  4,000
 Penford Corporation             Common      707051-10-8     249      20,000   SH         Sole                 20,000
 Penwest Pharmaceuticals Co.     Common      709754-10-5     602      30,000   SH         Sole                 30,000
 PepsiCo Inc                     Common      713448-10-8     487      10,000   SH         Sole                 10,000
 Pfizer                          Common      717081-10-3     233       5,850   SH         Defined               5,850
 Pioneer-Standard Electronics    Common      723877-10-6   2,936     231,187   SH         Sole                231,187
 Pioneer-Standard Electronics    Common      723877-10-6     614      48,384   SH         Sole                 48,384
 Procter & Gamble Company        Common      742718-10-9   2,216      28,000   SH         Sole                 28,000
 Progress Energy Inc             Common      743263-10-5     861      19,131   SH         Sole                 19,131
 QCR Holdings Inc                Common      74727A-10-4     503      45,454   SH         Sole                 45,454
 Royal Bank of Scotland
   Group Series C               Preferred    780097-40-8      25       1,000   SH         Sole                  1,000
 SBC Communications Inc          Common      78387G-10-3   3,093      78,960   SH         Sole                 78,960
 SBC Communications Inc          Common      78387g-10-3     178       4,550   SH         Defined               4,550
 SAFECO Corporation              Common      786429-10-0   1,246      40,000   SH         Sole                 40,000
 SAFECO Corporation              Common      786429-10-0     204       6,550   SH         Sole                  6,550
 St Paul Companies Inc           Common      792860-10-8     518      11,774   SH         Sole                 11,774
 St Paul Companies Inc           Common      792860-10-8     440      10,000   SH         Sole                 10,000
 Schering Plough Corp            Common      806605-10-1     236       6,600   SH         Defined               6,600
 Shopko Stores Inc               Common      824911-10-1     190      20,000   SH         Sole                 20,000
 TXU Corporation                 Common      873168-10-8   1,415      30,000   SH         Sole                 30,000
 Target Corp                     Common      87612E-10-6     238       5,800   SH         Defined               5,800
 Tellabs Inc                     Common      879664-10-0     319      21,300   SH         Defined              21,300
 Texas Instruments               Common      882508-10-4     263       9,400   SH         Defined               9,400
 TPG NV                          Common      892339-10-2      86       4,034   SH         Sole                  4,034
 Tricon Global
  Restaurants Inc                Common      895953-10-7      49       1,000   SH         Sole                  1,000
 Tyco International Ltd          Common      902124-10-6     377       6,400   SH         Defined               6,400
 U S Bancorp                     Common      902973-30-4   16,40     783,632   SH         Sole                783,632
 U S Bancorp                     Common      902973-30-4   1,272      60,784   SH         Sole                 60,784
 US Bancorp                      Common      902973-30-4     240      11,450   SH         Defined              11,450
 Vectren Corporation             Common      92240G-10-1     639      26,658   SH         Sole                 26,658
 Verizon Communications Inc      Common      92343V-10-4     759      16,000   SH         Sole                 16,000
 Verizon Communications Inc      Common      92343V-10-4     980      20,648   SH         Sole                 20,648
 Wachovia Corporation            Common      929903-10-2     941      30,008   SH         Sole                 30,008
 Wells Fargo & Company           Common      949746-10-1   5,094     117,176   SH         Sole                117,176
 Western Resources Inc           Common      959425-10-9     172      10,000   SH         Sole                 10,000
 Wintrust Financial
   Corporation                   Common      97650W-10-8   4,698     153,682   SH         Sole                153,682
 Xcel Energy, Inc.               Common      98389B-10-0     555      20,000   SH         Sole                 20,000
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 Report Summary                  93 Data Records        $110,408                    0 other managers on whose behalf report is filed
